Other relevant events of the year (Details Narrative) - ARS ($) $ / shares in Units, $ in Millions	1 Months Ended				12 Months Ended
	Apr. 24, 2026	Mar. 30, 2026	Dec. 18, 2025	Sep. 17, 2025	Jun. 30, 2026
La Rural S. A. [Member]
Statement [Line Items]
Payment of dividend in cash	$ 7,599		$ 3,998
Dividends common stock, cash	3,954		2,336
Distribution of ordinary dividends amount	$ 7,909		$ 4,672
Banco Hipotecario S.A. [Member]
Statement [Line Items]
Payment of dividend in cash		$ 12,703
Dividends common stock, cash		14,022
Distribution of ordinary dividends amount		$ 4,083
Warrants exercise
Statement [Line Items]
Converted warrants					83,595,129
Class of Warrant or Right Outstanding					149,100
Par or Stated Value per Share					$ 10
Proceeds from warrant exercises					$ 7,396
Warrants or Rights Outstanding					60,814,974
Nuevo Puerto Santa Fe S.A. [Member]
Statement [Line Items]
Payment of dividend in cash				$ 3,205
Dividends common stock, cash				1,603
Additional dividends common stock, cash				2,795
Additional Payment of dividend in cash				1,397
Distribution of ordinary dividends amount				2,400
Additional distribution of ordinary dividends amount				$ 2,093